Restated Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended									6 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash flows provided by operating activities:
Net income	$ (284,183)	$ 203,516	$ 160,812	$ 213,268	$ 82,776	$ 148,337	$ 153,901	$ 108,045	$ 108,877	$ 364,328	$ 231,113	$ 216,922	$ 80,145	$ 444,381	$ 370,823
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense			95,958			149,181			145,126	193,676	298,816	290,185	292,706	391,845	436,217
Goodwill impairment	364,248		0	0			0			0			364,248	0	0
Impairment of non-financial assets	101,027		0	0			0			0			101,027	0	0
Impairment of operating right-of-use assets and related property, plant and equipment			0			0			6,933	5,573	12,559	8,613	5,573	12,559	8,845
Reduction in carrying value of operating right-of-use assets			9,384			11,472			11,304	18,977	19,367	23,607	29,473	29,820	33,979
Loss on equity method investments							0	0	383			383			383
Acquisition-related gain									0			(6,160)			(6,160)
Amortization of financing costs and debt discount			1,480			3,907			4,497	2,971	20,604	7,899	4,470	22,066	12,485
Stock compensation expense			12,359			13,181			14,759	27,610	28,145	31,357	72,529	41,183	47,303
Deferred tax benefit			(25,014)			(34,757)			(44,413)	(46,095)	(60,209)	(60,355)	(114,257)	(85,646)	(116,367)
Unrealized foreign exchange movements			18,081			(1,027)			(1,319)	34,777	13,761	(3,345)	24,661	34,018	(7,670)
Other non-cash items			8,240			4,629			17,534	15,266	12,463	18,202	20,561	26,828	21,966
Changes in operating assets and liabilities:
Accounts receivable			481			53,600			(93,259)	15,149	173,821	(40,675)	(8,212)	326,877	(139,096)
Unbilled revenue			(66,376)			(97,327)			90,759	(138,521)	(176,109)	70,760	(157,162)	(279,550)	143,058
Unearned revenue			23,463			20,284			(18,970)	25,761	(22,289)	(14,642)	64,542	(92,192)	59,034
Other net assets			29,372			55,596			(66,711)	(105,031)	(6,377)	(163,370)	21,739	76,149	(143,904)
Net cash provided by operating activities			268,240			327,076			175,500	414,441	545,665	379,381	802,043	948,338	720,896
Cash flows used in investing activities:
Purchase of property, plant and equipment			(28,907)			(27,152)			(26,744)	(61,185)	(63,440)	(58,880)	(114,885)	(106,772)	(87,980)
Purchase of subsidiary undertakings (net of cash acquired)			(2,537)			(7,831)			0	(2,537)	(7,831)	(5,100)	(2,537)	(85,629)	(5,100)
Movement of available for sale investments						(1)			60		1,954	60		1,954	(241)
Proceeds from investments in equity			103			0				561	1,373		2,114	2,671
Purchase of investments in equity			(5,941)			(4,381)			(1,358)	(12,330)	(5,621)	(4,733)	(16,286)	(10,131)	(10,829)
Net cash used in investing activities			(37,282)			(39,365)			(28,042)	(75,491)	(73,565)	(68,653)	(131,594)	(197,907)	(104,150)
Cash flows used in financing activities:
Debt issue costs						0					(11,679)			(12,678)
Drawdown of credit lines and loan facilities			50,000			50,000			180,000	50,000	2,192,480	230,000	50,000	2,242,480	305,000
Repayment			(57,440)			(330,000)			(350,000)	(64,881)	(2,537,882)	(580,000)	(72,321)	(2,595,323)	(930,000)
Proceeds from exercise of equity compensation			4,763			16,305			12,940	6,498	21,645	20,177	7,319	32,379	36,517
Share issue costs			(5)			(4)			(4)	(9)	(14)	(9)	(14)	(17)	(14)
Repurchase of ordinary shares			(250,000)			0				(500,000)	0		(750,000)	(100,000)
Share repurchase costs			(150)			0				(300)	0		(450)	(68)
Net cash used in financing activities			(252,832)			(263,699)			(157,064)	(508,692)	(335,450)	(329,832)	(765,466)	(433,227)	(588,497)
Effect of exchange rate movements on cash			9,787			(6,032)			718	21,353	(8,199)	512	25,120	201	(3,952)
Net (decrease) / increase in cash and cash equivalents			(12,087)			17,980			(8,888)	(148,389)	128,451	(18,592)	(69,897)	317,405	24,297
Cash and cash equivalents at beginning of period	390,396	526,698	538,785	506,553	396,082	378,102	270,176	279,880	288,768	538,785	378,102	288,768	538,785	378,102	288,768
Cash and cash equivalents at end of period	468,888	390,396	526,698	695,507	506,553	396,082	313,065	270,176	279,880	390,396	506,553	270,176	468,888	695,507	313,065
As Reported
Cash flows provided by operating activities:
Net income	2,355	182,972	154,151	197,128	146,910	187,438	163,665	115,598	116,654	337,123	334,348	232,252	339,478	531,476	395,917
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense			95,958			149,181			145,126	193,676	298,816	290,185	292,171	391,845	436,217
Goodwill impairment	165,300		0							0			165,300
Impairment of non-financial assets	0		0							0			0
Impairment of operating right-of-use assets and related property, plant and equipment			0			0			6,933	5,573	12,559	8,613	5,573	12,559	8,845
Reduction in carrying value of operating right-of-use assets			9,384			11,472			11,304	18,977	19,367	23,607	29,473	29,820	33,979
Loss on equity method investments							0	0	383			383			383
Acquisition-related gain									0			(6,160)			(6,160)
Amortization of financing costs and debt discount			1,480			3,907			4,497	2,971	20,604	7,899	4,470	22,066	12,485
Stock compensation expense			12,359			13,181			14,759	27,610	28,145	31,357	72,529	41,183	47,303
Deferred tax benefit			(25,014)			(35,145)			(43,823)	(46,095)	(61,239)	(59,177)	(91,788)	(86,579)	(114,487)
Unrealized foreign exchange movements			18,081			(1,027)			(1,319)	34,777	13,761	(3,345)	24,661	34,018	(7,670)
Other non-cash items			8,240			4,629			17,534	15,266	12,463	18,202	20,561	26,828	21,966
Changes in operating assets and liabilities:
Accounts receivable			9,706			(80,431)			(93,259)	24,374	198,749	(40,675)	1,013	352,795	(139,096)
Unbilled revenue			84,155			(42,546)			(18,346)	36,040	(287,183)	(27,210)	25,979	(423,533)	14,370
Unearned revenue			(122,305)			56,485			80,990	(122,306)	(52,081)	65,266	(101,089)	(72,930)	158,269
Other net assets			22,045			59,932			(65,933)	(113,545)	7,356	(161,816)	13,712	88,790	(141,425)
Net cash provided by operating activities			268,240			327,076			175,500	414,441	545,665	379,381	802,043	948,338	720,896
Cash flows used in investing activities:
Purchase of property, plant and equipment			(28,907)			(27,152)			(26,744)	(61,185)	(63,440)	(58,880)	(114,885)	(106,772)	(87,980)
Purchase of subsidiary undertakings (net of cash acquired)			(2,537)			(7,831)			0	(2,537)	(7,831)	(5,100)	(2,537)	(85,629)	(5,100)
Movement of available for sale investments						(1)			60		1,954	60		1,954	(241)
Proceeds from investments in equity			103			0				561	1,373		2,114	2,671
Purchase of investments in equity			(5,941)			(4,381)			(1,358)	(12,330)	(5,621)	(4,733)	(16,286)	(10,131)	(10,829)
Net cash used in investing activities			(37,282)			(39,365)			(28,042)	(75,491)	(73,565)	(68,653)	(131,594)	(197,907)	(104,150)
Cash flows used in financing activities:
Debt issue costs						0					(11,679)			(12,678)
Drawdown of credit lines and loan facilities			50,000			50,000			180,000	50,000	2,192,480	230,000	50,000	2,242,480	305,000
Repayment			(57,440)			(330,000)			(350,000)	(64,881)	(2,537,882)	(580,000)	(72,321)	(2,595,323)	(930,000)
Proceeds from exercise of equity compensation			4,763			16,305			12,940	6,498	21,645	20,177	7,319	32,379	36,517
Share issue costs			(5)			(4)			(4)	(9)	(14)	(9)	(14)	(17)	(14)
Repurchase of ordinary shares			(250,000)			0				(500,000)	0		(750,000)	(100,000)
Share repurchase costs			(150)			0				(300)	0		(450)	(68)
Net cash used in financing activities			(252,832)			(263,699)			(157,064)	(508,692)	(335,450)	(329,832)	(765,466)	(433,227)	(588,497)
Effect of exchange rate movements on cash			9,787			(6,032)			718	21,353	(8,199)	512	25,120	201	(3,952)
Net (decrease) / increase in cash and cash equivalents			(12,087)			17,980			(8,888)	(148,389)	128,451	(18,592)	(69,897)	317,405	24,297
Cash and cash equivalents at beginning of period	390,396	526,698	538,785	506,553	396,082	378,102	270,176	279,880	288,768	538,785	378,102	288,768	538,785	378,102	288,768
Cash and cash equivalents at end of period	468,888	390,396	526,698	695,507	506,553	396,082	313,065	270,176	279,880	390,396	506,553	270,176	468,888	695,507	313,065
Adjustments
Cash flows provided by operating activities:
Net income	(286,538)	20,544	6,661	16,140	(64,134)	(39,101)	(9,764)	(7,553)	(7,777)	27,205	(103,235)	(15,330)	(259,333)	(87,095)	(25,094)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense			0			0			0	0	0	0	535	0	0
Goodwill impairment	198,948		0							0			198,948
Impairment of non-financial assets	101,027		0							0			101,027
Impairment of operating right-of-use assets and related property, plant and equipment			0			0			0	0	0	0	0	0	0
Reduction in carrying value of operating right-of-use assets			0			0			0	0	0	0	0	0	0
Loss on equity method investments							0	0	0			0			0
Acquisition-related gain									0			0			0
Amortization of financing costs and debt discount			0			0			0	0	0	0	0	0	0
Stock compensation expense			0			0			0	0	0	0	0	0	0
Deferred tax benefit			0			388			(590)	0	1,030	(1,178)	(22,469)	933	(1,880)
Unrealized foreign exchange movements			0			0			0	0	0	0	0	0	0
Other non-cash items			0			0			0	0	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable			(9,225)			134,031			0	(9,225)	(24,928)	0	(9,225)	(25,918)	0
Unbilled revenue			(150,531)			(54,781)			109,105	(174,561)	111,074	97,970	(183,141)	143,983	128,688
Unearned revenue			145,768			(36,201)			(99,960)	148,067	29,792	(79,908)	165,631	(19,262)	(99,235)
Other net assets			7,327			(4,336)			(778)	8,514	(13,733)	(1,554)	8,027	(12,641)	(2,479)
Net cash provided by operating activities			0			0			0	0	0	0	0	0	0
Cash flows used in investing activities:
Purchase of property, plant and equipment			0			0			0	0	0	0	0	0	0
Purchase of subsidiary undertakings (net of cash acquired)			0			0			0	0	0	0	0	0	0
Movement of available for sale investments						0			0		0	0		0	0
Proceeds from investments in equity			0			0				0	0		0	0
Purchase of investments in equity			0			0			0	0	0	0	0	0	0
Net cash used in investing activities			0			0			0	0	0	0	0	0	0
Cash flows used in financing activities:
Debt issue costs						0					0			0
Drawdown of credit lines and loan facilities			0			0			0	0	0	0	0	0	0
Repayment			0			0			0	0	0	0	0	0	0
Proceeds from exercise of equity compensation			0			0			0	0	0	0	0	0	0
Share issue costs			0			0			0	0	0	0	0	0	0
Repurchase of ordinary shares			0			0				0	0		0	0
Share repurchase costs			0			0				0	0		0	0
Net cash used in financing activities			0			0			0	0	0	0	0	0	0
Effect of exchange rate movements on cash			0			0			0	0	0	0	0	0	0
Net (decrease) / increase in cash and cash equivalents			0			0			0	0	0	0	0	0	0
Cash and cash equivalents at beginning of period	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash and cash equivalents at end of period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0